Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables from contracts with customers	$ 6,267	$ 7,649
Other current receivables	1,800	427
Joint venture receivables	390	478
Equity accounted investments and other related party receivables	31	6
Total financial trade and other receivables	8,488	8,560
Non-financial trade and other receivables	510	865
Trade and other receivables	$ 8,998	$ 9,425